Accounts Payable and accrued Expenses Accounts Payable and Accrued Expense (Tables)	9 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following (in thousands):

	As of
	September 30, 2017	December 31, 2016
Accounts payable	$4,870	$4,612
Accrued operating	2,267	2,250
Accrued administrative	3,298	3,171
Accounts payable and accrued expenses	$10,435	$10,033

Accrued operating relates to obligations arising from operation of the Company’s owned and chartered-in vessels, such as operating costs. Accrued administrative relates to obligations that are corporate or financing in nature, such as payroll, professional fees,